Stockholders' Equity (Details) - Schedule of black - scholes option-pricing model valuation assumption	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Stockholders' Equity (Details) - Schedule of black - scholes option-pricing model valuation assumption [Line Items]
Dividend Rate	0.00%	0.00%
Minimum [Member]
Stockholders' Equity (Details) - Schedule of black - scholes option-pricing model valuation assumption [Line Items]
Expected Volatility	67.00%	75.00%
Expected Term	2 years 6 months	2 years 6 months
Risk Free Rate	0.33%	1.73%
Maximum [Member]
Stockholders' Equity (Details) - Schedule of black - scholes option-pricing model valuation assumption [Line Items]
Expected Volatility	75.00%	80.00%
Expected Term	5 years 10 months 24 days	5 years 10 months 24 days
Risk Free Rate	0.50%	2.49%